Reg. ICA No. 811-7691
                                                              File No. 333-63753


        As filed via EDGAR with the Securities and Exchange Commission on
                                  July 27, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ---------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 1 |X|

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 3

                         THE DESSAUER GLOBAL EQUITY FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                  4 Main Street
                          Orleans, Massachusetts 02653
                          -----------------------------
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 1-800-560-0086

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                            -------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Thomas P. McIntyre
                         The Dessauer Global Equity Fund
                                  4 Main Street
                          Orleans, Massachusetts 02653

            Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

             It is proposed that this filing will become effective:

|X|      Immediately upon filing pursuant            |_| on (date) pursuant to
         to paragraph (b)                                   paragraph (b)

|_|      60 days after filing pursuant               |_| on (date) pursuant to
         to paragraph (a)(1)                             paragraph (a)(1)

|_|      75 days after filing pursuant               |_| on (date) pursuant to
         to paragraph (a)(2)                             paragraph (a)(2), of
                                                         rule 485(b).

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

Showing location in Prospectus of the responses to the Items in Part A and location Statement of Additional Information of the responses to the Items in Part B of Form N-1A).

                           DESSAUER GLOBAL EQUITY FUND

================================================================================
          Form N-1A,
            Part A
          Item Number             Prospectus Caption
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             1(a)                 Front Cover Page
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              (b)                 Back Cover Page
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             2(a)                 Risk/Return Summary: Investment
                                  Objective
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              (b)                 Investment Strategies
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              (c)                 Principal Risks; Bar Chart and
                                  Performance Table
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               3                  Fees and Expenses of the Fund
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             4(a)                 Investment Objective, Principal
                                  Strategies and Related Risk
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              (b)                 Investment Strategies
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              (c)                 Risks of Investing in Mutual Funds;
                                  Risks of Investing
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               5                  Not Applicable
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             6(a)                 Investment Adviser and Advisory
                                  Agreement
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              (b)                 Not Applicable
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             7(a)                 Net Asset Value
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              (b)                 Shareholder Guide: Your Account with
                                  Dessauer Global Equity Fund - Investment
                                  Minimums, Pre-Authorized Investment
                                  Plan, How to Purchase and Sell Shares,
                                  Subsequent Investments
--------------------------------------------------------------------------------
              (c)                 Purchasing and Selling - How to Redeem
                                  Shares, Redemption Information

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              (d)                 Redemption Information - Dividends and
                                  Capital Gains Distributions
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              (e)                 Tax Issues
--------------------------------------------------------------------------------
              (f)                 Not Applicable
--------------------------------------------------------------------------------
             8(a)                 Not Applicable
--------------------------------------------------------------------------------
              (b)                 Not Applicable
--------------------------------------------------------------------------------
              (c)                 Not Applicable
--------------------------------------------------------------------------------
               9                  Financial Highlights

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          Form N-1A,
            Part B                Statement of Additional
          Item Number             Information Caption
          -----------             -------------------
--------------------------------------------------------------------------------

             10(a)                Front Cover Page
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             10(b)                Table of Contents
--------------------------------------------------------------------------------
              11                  Organization of The Dessauer Global
                                  Equity Fund
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             12(a)                Organization of The Dessauer Global
                                  Equity Fund
--------------------------------------------------------------------------------
              (b)                 Investment Practices and Policies
--------------------------------------------------------------------------------
              (c)                 Investment Practices and Policies
--------------------------------------------------------------------------------
              (d)                 Investment Practices and Policies
--------------------------------------------------------------------------------
              (e)                 Risk Factors
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           13(a)-(d)              Management of the Fund
--------------------------------------------------------------------------------
              (e)                 Not Applicable
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             14(a)                Not Applicable
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             14(b)                Management of the Fund
--------------------------------------------------------------------------------
             14(c)                Management of the Fund
--------------------------------------------------------------------------------
             15(a)                Investment Adviser and Investment
                                  Advisory Agreement
--------------------------------------------------------------------------------
             15(b)                Not Applicable
--------------------------------------------------------------------------------
             15(c)                Service Providers
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             15(d)                Service Providers
--------------------------------------------------------------------------------

             15(e)                Not Applicable
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             15(f)                Not Applicable
--------------------------------------------------------------------------------
             15(g)                Not Applicable
--------------------------------------------------------------------------------
             15(h)                Service Providers
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           16(a)-(c)              Portfolio Transactions and Brokerage
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             16(d)                Not Applicable
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             16(e)                Not Applicable
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             17(a)                Shares of Beneficial Interest
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             17(b)                Not Applicable
--------------------------------------------------------------------------------
             18(a)                Purchasing Shares; Additional Purchase
                                  and Redemption Information
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             18(b)                Not Applicable
--------------------------------------------------------------------------------
             18(c)                Computation of Net Asset Value
--------------------------------------------------------------------------------
             18(d)                Not Applicable
--------------------------------------------------------------------------------
             19(a)                Tax Matters
--------------------------------------------------------------------------------
             19(b)                Tax Matters
--------------------------------------------------------------------------------
             20(a)                Not Applicable
--------------------------------------------------------------------------------
             20(b)                Not Applicable
--------------------------------------------------------------------------------
             20(c)                Not Applicable
--------------------------------------------------------------------------------
             21(a)                Not Applicable
--------------------------------------------------------------------------------
             21(b)                Performance Information
--------------------------------------------------------------------------------
             22(a)                Financial Statements
--------------------------------------------------------------------------------
             22(b)                Financial Statements
--------------------------------------------------------------------------------
             22(c)                Financial Statements
================================================================================

Part C
----------

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


PROSPECTUS: July 27, 1999


                         THE DESSAUER GLOBAL EQUITY FUND









The Securities and Exchange Commission has not approved nor disapproved the shares of the Fund as an investment. The Securities and Exchange Commission also has not determined whether this prospectus is accurate or complete. Any person who tells you that the Securities and Exchange Commission has made such an approval or determination is committing a crime.

                                Table of Contents

                                                                            Page

Risk/Return Summary: Investments, Risks, and Performance
     - Investment Objective/Goals
     - Principal Investment Strategies of the Fund
     - Principal Risks of Investing in the Fund
     - Risk/Return
     - Fee Table
     - Example of Expenses
Investment Objective,  Principal Strategies and Related Risks
Investment Adviser and  Investment  Advisory  Agreement
Administrator
Shareholder Servicing Plan
Shareholder Guide - Your Account with The Dessauer Global Equity Fund Type of Accounts
Net Asset Value
How to Purchase Shares
How to Redeem Shares
Redemption Information
Dividends and Capital Gains Distributions
Buying Before a Dividend
Tax Issues
Financial Highlights

                         The Dessauer Global Equity Fund

Risk/Return Summary: Investments, Risks, and Performance

Investment Objective/Goals

The Dessauer Global Equity Fund (the "Fund") is a no-load mutual fund with the investment objective of long-term capital appreciation.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in the securities of issuers in established markets that it believes are positioned to benefit from growth in the global economy. The Fund invests in value oriented securities by focusing on fundamentals, business trends, and management of the companies and their financial strength. In selecting investments, the Fund may take into consideration a company's sector or industry in order to avoid concentrating in any one economic sector or industry. Generally, the companies in which the Fund invests are traded in the markets of, or will derive a substantial portion of their revenues from business activities within, North America (the U.S. and Canada), Western Europe (which includes Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Hong Kong and Japan (collectively, the "Major Markets"). Under normal market conditions, the Fund invests at least 65% of its total assets in a portfolio of equity securities of companies located in at least three different countries.

Principal Risks of Investing in the Fund

The Fund is subject to the risks common to all mutual funds that invest in equity and foreign securities. You may lose money by investing in this Fund if any of the following occur:

o the stock markets of the United States, Canada, Western Europe, Hong Kong or Japan go down;
o a stock or stocks in the Fund's portfolio do not perform as well as expected;
o    the value of a foreign currency declines relative to the U.S. dollar;
o    a foreign government expropriates the Fund's assets; or
o political, social or economic instability in a foreign country causes the value of the Fund's investments to decline.

In addition, the Fund is non-diversified, which means that the Fund may have a portfolio with as few as twelve issuers. To the extent that the Fund invests in a small number of issuers, an investment in the Fund may involve greater risk than an investment in a diversified fund.

Risk/Return Bar Chart


The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from January 1, 1998 through December 31, 1998. Past performance is not an indication of future performance.

During this period, the Fund's best performance for a quarter was 31.8% (for the quarter ended December 31, 1998). The Fund's worst performance was -21.83% (for the quarter ended September 30, 1998)./1/

These risks are also demonstrated by the table below which shows how the Fund's average annual returns compare with those of the Morgan Stanley Capital International World Index.

Risk/Return Performance Table

-------------------------------------------------------------------------------
Average Annual Returns as of                                 Since Inception
12/31/98                                        1 Year        (May 30, 1997)
-------------------------------------------------------------------------------
The Dessauer Global Equity Fund                 26.27%             12.89%
-------------------------------------------------------------------------------
Morgan Stanley Capital International            22.77%             16.98%
World Index
-------------------------------------------------------------------------------

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

         Maximum Sales Charge Imposed on Purchases                        None
         Maximum Sales Charge Imposed on Reinvested Dividends             None
         60-Day Redemption Fee (as a percentage of amount redeemed)       1.00%

Annual Fund Operating Expenses (expenses that are deducted from the
          Fund's assets)
         (as a % of average net assets)
         Management Fees                                                  0.75%
         Shareholder Service Plan/2/                                      0.25%
         Administrative Fee                                               0.10%

---------------

/1/ For the fiscal year ended March 31, 1999, the Funds's total return was 9.54%. The Fund's unaudited year-to-be date return as of June 30, 1999 is 15.02%.

/2/ Until April 23, 1999 the Fund operated as a registered closed-end investment company. As a closed-end fund, the Fund did not have a Shareholder Service Plan.

         Other Expenses                                                   0.45%
         Total Annual Expenses                                            1.55%


Example of Expenses

         This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses have remained the same. Although your actual costs may be higher or lower, based on these assumptions, the cost would be:

      1 YEAR              3 YEARS             5 YEARS              10 YEARS

       $158                 $490                $845                $1,845


Investment Objective, Principal Strategies and Related Risks

Investment Objective. The Fund's investment objective is long-term capital appreciation. The Fund's investment objective and strategies may be changed without shareholder approval.


Investment Strategies. Generally, the Fund stays fully invested and deals with market turmoil by being extremely selective and extensively researching the companies in which it invests. At times, it may become necessary for the Fund to take a temporary defensive position inconsistent with its principal investment strategies. At that time, the Fund may invest up to 100% of its assets in cash, cash equivalents or high-quality short-term money market instruments.

Risks. As with all mutual funds, investing in the Fund involves certain risks. We cannot guarantee that the Fund will meet its investment objective or that the Fund will perform as it has in the past. You may lose money if you invest in the Fund.

The Fund may use various investment techniques, some of which involve greater amounts of risk. These investment techniques are discussed in detail in the Statement of Additional Information. To reduce risk, the Fund is subject to certain limitations and restrictions. The Fund intends to comply with the diversification requirements of federal tax law as necessary to qualify as a regulated investment company.

Risks of Investing in Mutual Funds

         The following risks are common to all mutual funds and therefore apply to the Fund:

o A Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth more or less than it was at the time of purchase. Market risk applies to individual securities, a particular sector, or the entire economy.

o A Manager Risk. Fund management affects Fund performance. A Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

o Year 2000 Risk. The operations of the Fund, its ability to use services provided by third parties, or its portfolio investments could be disrupted by problems related to the failure of computer systems to properly process and calculate date-related information starting on January 1, 2000. The Fund or its service providers could have problems performing various functions such as calculating net asset value, redeeming shares, delivering account statements and providing other information to shareholders.


Risks of Investing in Foreign Securities

The following risks are common to mutual funds that invest in foreign securities and therefore apply to the Fund:

o Legal System and Regulation Risk. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. laws and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

o Currency Risk. Most foreign stocks are denominated in the currency of the stock exchange where they are traded. The Fund's net asset value is denominated in U.S. Dollars. The exchange rate between the U.S. Dollar and most foreign currencies fluctuates; therefore the net asset value of the Fund will be affected by a change in the exchange rate between the U.S. Dollar and the currencies in which the Fund's stocks are denominated. The Fund may also incur transaction costs associated with exchanging foreign currencies into U.S. Dollars.

o Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

o Market Concentration. Many foreign stock markets are more concentrated than the U.S. stock market since a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market than performance of a single company or group of companies would have on the U.S. stock market.

o Expropriation Risk. Foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Risks of Investing in Hong Kong

The following risks are common to all mutual funds that invest in Hong Kong and therefore apply to the Fund to the extent that it invests in Hong Kong.

o Political Risks. In 1984 China and Britain signed the Joint Declaration which allowed for the termination of British rule in Hong Kong on June 30, 1997, but which maintains the previously existing capitalist economic and social system of Hong Kong for 50 years beyond that date. Although China has committed itself by treaty to preserve the economic and social freedoms enjoyed in Hong Kong, the continuation of these freedoms is dependent on the government of China. Also, a small number of companies represent a large percentage of the Hong Kong market, which may lead to greater volatility in this market than in less concentrated markets. The following risks should be considered when considering investing in the Fund:

     1.   political instability may arise as a result of indecisive  leadership;

     2.   hard line Communists might regain the political initiative;

     3.   social  tensions  caused  by  widely   differing  levels  of  economic
          prosperity within Chinese society may create unrest.

Risks of Investing in Europe

The following risks are common to all mutual funds that invest in Europe and therefore apply to the Fund to the extent that it invests in debt securities.

o The Euro. The recent conversion of the currency of certain European countries to the common currency called the "Euro" may subject the Fund to additional risks to the extent the Fund invests in these countries. The Euro could fail as a new currency, forcing participating countries to return to their original currency which could result in increased trade costs, decreased corporate profits or other adverse effects. The profit margins of companies in which the Fund invests may decrease due to the competitive impact of the Euro, failure to modify information technology systems to accommodate the Euro, or increased currency exchange costs. In addition, the Fund's service providers could fail to make appropriate systems modifications to accommodate the conversion to the Euro.

o Privatization Risk. Many European countries are privatizing state operated and/or owned companies. There is the risk that this could cause labor unrest and political instability or that those privatization efforts could fail.

Risks of Investing in Debt Securities

The following risks are common to all mutual funds that invest in debt securities and therefore apply to the portion of the Fund that is invested in such debt to the extent that the Fund invests in securities that give rise to such risks:

o Interest Rate Risk. The value of a debt security typically decreases when interest rates rise. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

o Inflation Risk. A debt security may lose value if the rate of inflation increases. Fixed debt securities are more susceptible to this risk than floating debt securities.

o Reinvestment Risk. A fund may obtain a lower rate of return when reinvesting investment income or sale proceeds.

o Credit Risk. The issuer of a debt security may be unable to make timely payments of principal or interest, or may default on the debt.

Investment Adviser and Investment Advisory Agreement

         Dessauer & McIntyre Asset Management, Inc., 4 Main Street, Orleans, MA 02653 is the investment adviser of the Fund (the "Adviser"). The Adviser, an investment adviser registered with the SEC, was founded in 1986 and as of May 14, 1999 managed $463 million in both U.S. and international assets.

o Advisory Services. The Adviser provides the Fund with investment management and financial advisory services, including purchasing and selling the securities in the Fund's portfolio, at all times subject to the policies set forth by the Board of Trustees. The Adviser identifies and analyzes possible investments for the Fund, determines the amount and timing of such investments, and determines the forms of investments. The Adviser also monitors and reviews the Fund's portfolio. For the months of June through December, 1997, the Fund paid a monthly advisory fee calculated at an annual rate of 1% of the Fund's average weekly net assets. During the remainder of the fiscal year ending March 31, 1998, the Fund paid a monthly advisory fee calculated at an annual rate of .60%. On June 27, 1998,
     shareholders   approved   amendments  to  the  Fund's  Investment  Advisory
     Agreement to reflect the resignation of Guinness Flight Investment Management, Ltd. as co-manager of the Fund. In addition, shareholders approved a change in the advisory fees from 1.00% to .75%.

         On May 14, 1999, the Investment Advisory Agreement between the Fund and the Investment Adviser automatically terminated in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"), when Mr. John Dessauer ceased to be a controlling shareholder and officer of the Investment Adviser. Mr. Dessauer informed the Fund's Trustees that his withdrawal from the Investment Adviser was based on personal and business reasons and was unrelated to the Fund's activities. Mr. Dessauer, the Investment Adviser and Mr. McIntyre are presently actively litigating various issues relating to the Investment Adviser including its use of the name "Dessauer." The Fund uses the name "Dessauer" pursuant to a provision in the Investment Advisory Agreement. The resignation of Mr. Dessauer does not affect the Fund's investment objective or policies or the way the Fund is managed.

         On May 20, 1999, the Board of Trustees approved the new Investment Advisory Agreement noting the benefits to the Fund of continuity of the advisory services provided by Mr. McIntyre. On June 28, 1999, shareholders approved the new Investment Advisory Agreement. The new Investment Advisory Agreement is identical to the prior agreement except for the date of execution and provides that the Investment Adviser supervises and assists in the overall management of the Fund's affairs subject to the authority of Board of Trustees.

     o Management of the Adviser. Thomas P. McIntyre owns 100% of the Adviser and is the manager of the Fund's portfolio. He joined the Adviser in 1989 and became President in 1992. Mr. McIntyre served as President and portfolio manager of the Fund since its inception and was elected Chairman of the Fund following Mr. Dessauer's resignation. For two years prior to joining the Adviser, he served as an assistant treasurer for the National Association of Securities Dealers, Inc. and was responsible for their $84 million fixed-income portfolio. He previously served as Vice President and Controller of a closed-end equity fund with assets of $140 million. Mr. McIntyre graduated from Notre Dame University (with high honors) in 1977 with a degree in economics and went on to earn an M.B.A. from Notre Dame in 1979. Mr. McIntyre is a Certified Public Accountant and a Chartered Financial Analyst with over 20 years experience in financial analysis and portfolio management.


Administrator

         The Fund has entered into an administration agreement with Investment Company Administration, L.L.C. ("ICA"). Under the administration agreement, ICA supervises the administration of all aspects of the Fund's operations, including paying for certain outside services provided to the Fund, providing the Fund with general office facilities, and providing, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative, and clerical functions as are needed to operate the Fund effectively. For these services and facilities, the Fund pays ICA a monthly fee at an annual rate of
 .10% of its average weekly net assets.

Shareholder Servicing Plan

         The Fund has adopted a Shareholder Servicing Plan whereby it pays the Adviser or other financial institutions for shareholder services and account maintenance, including responding to shareholder inquiries and direct shareholder communications.

Shareholder Guide: Your Account with The Dessauer Global Equity Fund

Type of Accounts

                                             Retirement-(these accounts are
Regular-(these accounts are taxable)         generally nontaxable)

o    Individual                                   o    Roth IRA

o    Joint Tenant                                 o    Regular IRA

o    UGMA/UTMA                                    o    Rollover IRA

o    Trust                                        o    Roth Conversion

o    Corporate                                    o    SIMPLE IRA

                                                  o    SEP IRA

                                                  o    401(k)

                                                  o    403 (b)

Investment Minimums.
The minimum initial investments are:

         Regular (New Investor)                                          $1,000
         Additional Investment (Current Fund Shareholders)                 $100
         Retirement (Roth and Regular)                                   $1,000
         Educational IRA                                                   $500
         Gift                                                              $250
         Pre-authorized Investment Plan (Initial and Installment
           Payments)                                                       $100
         Additional Investments                                            $250

The Fund may reduce or waive the minimum investment requirements in some cases.


Net Asset Value. The net asset value ("NAV") per share of the Fund is calculated each business day at the close of trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern Standard Time. You may buy and sell shares on any business day at the next NAV calculation after you place your order. Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The NAV is calculated by subtracting the Fund's liabilities from its assets and then dividing that number by the total number of outstanding shares. This procedure is in accordance with Generally Accepted Accounting Principles as well as federal securities laws and regulations. Securities without a readily available price quotation may be priced at fair value. Fair value is determined in good faith by or under the supervision of the Fund's officers under methods authorized by the Board of Trustees.

Purchasing & Selling

Pre-Authorized Investment Plan. With a pre-authorized or automatic investment plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase shares of the Fund. You will receive the NAV as of the date the debit is made.

How to Purchase and Sell Shares. National Financial Data Services Inc. ("NFDS"), the Fund's transfer agent, is open from 9 a.m. to 6 p.m. Eastern Standard Time for purchases and redemptions. NFDS must receive your request by 4 p.m. Eastern Standard Time on a day the New York Stock Exchange is open for business to receive the NAV of that day. If your request is received after 4 p.m. it will be processed the next business day. The phone number you should call for account transaction requests is (800) 560-0086.

How to Purchase Shares. You may purchase shares of the Fund by mail, wire or through the automatic investment plan. You may be able to invest in and redeem shares of the Fund through a broker or dealer, if the broker has made arrangements with First Fund Distributors, Inc., the Fund's distributor. The broker-dealer is authorized to designate intermediaries to accept orders on the Fund's behalf. Your broker-dealer may place an order for you with the Fund; the Fund will be deemed to have received the order when the broker-dealer accepts the order. A broker-dealer or other agent may charge you a fee for placing either an investment or redemption order, but you can avoid paying such a fee by sending an Application Form and payment directly to the Fund. The broker-dealer may also hold shares you purchase in an omnibus account in its name rather than in your name on the records of the Fund's transfer agent. The Fund may reimburse the broker-dealer or other agent for maintaining records of your account as well as for other services provided to you. If you wish to add any account feature after your account is established, you must have the instructions signature guaranteed.


Mail (graphic): To purchase by mail, you should:

o    Complete and sign the account application

o To open a regular account, write a check payable to "The Dessauer Global Equity Fund"

o To open a retirement account, write a check payable to the custodian or trustee

o Send your account application and check or exchange request to one of the following addresses:

                  For a return envelope:
                  The Dessauer Global Equity Fund
                  P.O. Box 419227
                  Kansas City, MO 64141-6227

                  For an overnight delivery:
                  National Financial Data Services

                  ATTN: The Dessauer Global Equity Fund
                  330 West Ninth Street
                  Kansas City, MO 64105

Wire (graphic): To purchase by wire, call NFDS at (800) 560-0086 between 9 a.m. and 6 p.m. Eastern Standard Time on a business day to get an account number and detailed instructions. You must then provide NFDS with a signed application within 10 business days of the initial purchase. Instruct your bank to send the wire to:

                  Investors Fiduciary Trust Company
                  ABA #101003621
                  Shareholder and Custody Services
                  The Dessauer Global Equity Fund
                  DDA #7561016
                  ATTN: [Account Registration]
                            [Your A/C #]


Automatic Investment Plan. After your account is set up, you may purchase additional shares of the Fund by Automated Clearing House (ACH), after you elect the Automatic Investment Plan on your account. Only domestic member banks may be used, and it takes about 15 days to set up an ACH account. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. To elect the Automatic Investment Plan option, call NFDS and request an optional shareholder services form. NFDS must receive a voided check or bank deposit slip before you may purchase by ACH.

Subsequent Investments. If you are making an additional investment in the Fund, you should include either the stub from a previous confirmation statement or a letter to NFDS providing your name and account number to ensure that the money is invested in your existing account.

Third Party Check or Starter Check. No third party checks, or starter checks or non-pre-printed checks will be accepted for initial or subsequent investments.

Purchase Order Cut-Off (graphic). The Fund, at the direction of the Board of Trustees, may cease taking purchase orders at any time when it believes that it is in the best interest of current shareholders.

How to Redeem Shares (graphic). You may redeem shares by mail or telephone. Your request must be received at NFDS by 4 p.m. Eastern Standard Time on a day on which the New York Stock Exchange is open for business in order to receive the NAV for that day. Since some portfolio securities are listed primarily on foreign exchanges, the Fund's net asset value may change on a day when you will not be able to purchase or redeem Fund shares. If you redeem through a broker, the broker may charge you a transaction fee. You may receive the proceeds of redemption by wire or through a systematic withdrawal plan as described below. There is a $10 fee for redemption by wire and a maximum of $50,000 which can be redeemed daily.

Mail.  To redeem by mail, please:

o    Provide your name and account number to be redeemed (graphic)
o    Specify the number of shares or dollar amount to be redeemed
o Sign the redemption request (the signature must be the same as the one on your account application). Make sure all parties required to sign the request have done so.
o Send your request to the appropriate address (shown above under "Purchasing by Mail")

Telephone (graphic). You may redeem your shares by telephone if you authorized telephone redemption on your account application. To redeem by telephone, call NFDS at (800) 560-0086 between the hours of 9 a.m. and 6 p.m. Eastern Standard Time on a day the New York Stock Exchange is open for business. If your redemption request is received by 4 p.m. Eastern Standard Time you will receive the NAV for that day. For your protection against fraudulent telephone transactions, NFDS will use reasonable procedures to verify your identity. As long as NFDS follows these procedures it will not be liable for any loss or cost to you if it acts on instructions reasonably believed to be authorized by you. You will be notified if NFDS refuses any telephone redemption. Telephone redemptions may be difficult during periods of extreme market or economic conditions. If you are unable to redeem by telephone, please send your redemption request by mail or overnight courier.

Wire (graphic). You may have the proceeds of your redemption request wired to your bank account for redemptions of $500 or more. To have your proceeds wired, please provide the name, location, ABA or bank routing number of your bank and your bank account number. Payment will be made within three business days after NFDS receives your written or telephone redemption request.

Systematic Withdrawal Plan. You may establish a systematic withdrawal plan which allows you to have regular monthly or quarterly payments redeemed from your account and sent to either you or a third party you designate. Payments must be at least $100 and your account must have an account value of at least $10,000. You will receive the NAV on the date of the scheduled withdrawal. You may realize either a capital gain or loss on the withdrawals that must be reported for tax purposes. You may purchase additional shares of the Fund under this plan as long as the additional purchases are equal to at least one year's scheduled withdrawals.

Signature Guarantee. The following redemption requests require a signature guarantee: (graphic)

o Redemptions by corporations, partnerships, trusts or other fiduciary accounts
o Redemptions from an account with a value of at least $50,000 if you are making the request in writing (if you have authorized telephone redemption on your account, you may redeem by telephone without a signature guarantee)
o Redemption of an account where proceeds are to be paid to someone other than the record owner
o Redemption of an account where the proceeds are to be sent to an address other than the record address

You can get a signature guarantee from certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notarization and acknowledgment by a notary public is not a signature guarantee.

Redemption Information

Redemption Issues

o Redemption Fee (graphic). There is a redemption fee of 1% of the value of the shares being redeemed from the Fund if the shares are redeemed within 60 days of purchase. There is no redemption fee if the shares were acquired though reinvestment of distributions. Redemptions are made on a first-in, first-out basis.

o Redemption by Corporations. All redemptions by corporations need to have a certified copy of the resolution attached to the request.

o Redemption in Kind. The Fund reserves the right to redeem your shares "in kind". For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Fund may send you a combination of cash and a share of the Fund's securities.

o Small Accounts. To reduce Fund expenses, we may redeem an account if the total value of the account falls below $1,000 due to redemptions. You will be given 30 days' prior written notice of this redemption. During that period you may purchase additional shares to avoid the redemption.

o Check Clearance. The proceeds from a redemption request will be delayed until the purchase check clears, which may be up to 15 calendar days. If the check does not clear, the shareholder will be responsible for the loss. This delay can be avoided by purchasing shares by wire or certified bank checks.

Dividends and Capital Gains Distributions. The Fund intends to distribute all or most of its net investment income and net capital gains to shareholders annually.

Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the NAV per share on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. You may authorize this option by calling NFDS at (800) 560- 0086 and requesting this change. You must complete the form and return it to NFDS before the record date in order for the change to be effective for that dividend or capital gains distribution.

Buying Before a Dividend. If you buy shares of the Fund just before a distribution (on or before the record date), you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying before a dividend." For example, if you bought shares on or before the record date and paid $10.00 per share, and, shortly thereafter, the Fund paid you a dividend of $1.00 per share, then your shares would now be worth $9.00 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the NAV of the Fund, regardless of whether you reinvested the dividends.

Tax Issues. The Fund has elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If the Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Part of the Fund's investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain requirements under the Code, it may pass through these foreign taxes to shareholders, who may then claim a credit or deduction against their own taxes for their share of foreign taxes paid.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

Financial Highlights

(Graphic) This financial highlights table is intended to help you understand the Fund's financial performance for the period since its inception on May 30, 1997. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP has audited this information. Ernst & Young LLP's report along with further detail on the Fund's financial statements are included in the annual report which is available upon request.

For a capital share outstanding throughout the period


                                                                             May 30, 1997/A/
                                                             Year Ended         through
                                                           March 31, 1998    March 31, 1998
                                                           --------------    --------------

Net asset value, beginning of period                           $13.69           $ 11.88
                                                                                  -----

Income (loss) from investment operations:

Net investment income (loss)                                    (0.05)            0.10
Net realized and unrealized gain (loss) on investments           1.35             1.90/B/
                                                                -----            -----
Total from investment operations                                 1.30             2.00
                                                                -----             ----

Less distributions
Dividends from net investment income                            (0.02)           (0.06)
Distributions from net capital gains                             0.00            (0.13)
                                                                -----            ------
Total distributions:                                            (0.02)           (0.19)
                                                               -------           ------
Net asset value, end of period                                 $14.97           $ 13.69
                                                                                  =====
Total return                                                    9.54%/C/           17.27%/D/
Net assets, end of period (thousands)                          $90,586          $82,807

Ratios/supplemental data:

Ratio of expenses to average net assets:                        1.43%            1.54%/E/
Ratio of net investment income to average net assets           (0.32%)           0.99%/E/
Portfolio turnover rate                                        51.68%            74.47%/D/

--------------------------------------------------------------------------------
/A/  Commencement of the Fund.
/B/ Includes the impact of a $330,000 ($0.06 per share) charge for offering expenses paid pursuant to the terms of the Prospectus dated May 30, 1997.
/C/ Based on net asset value per share and including the reinvestment of dividends and distributions.
/D/  Not Annualized.
/E/  Annualized.

Statement of Additional Information. The Statement of Additional Information provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Fund's investments, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Review or Obtain this Information: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by calling The Fund at (800) 560-0086 or by calling or writing a broker-dealer or other financial intermediary that sells the Fund. This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Web site at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

File No.: 811-7691

                       STATEMENT OF ADDITIONAL INFORMATION


                         THE DESSAUER GLOBAL EQUITY FUND
                                  4 MAIN STREET
                          ORLEANS, MASSACHUSETTS 02653


                                  July 27, 1999

This Statement is not a prospectus but should be read in conjunction with the current Prospectus dated July 27, 1999 (the "Prospectus"), pursuant to which the Fund is offered. Please retain this document for future reference.


To obtain the Prospectus please call the FUND at 1-800-560-0086

                             TABLE OF CONTENTS                              Page

Organization of The Dessauer Global Equity Fund............................... 1
Management of the Fund........................................................ 1
     Board of Trustees........................................................ 1
Investment Adviser and Investment Advisory Agreement.......................... 2
     Advisory Agreement....................................................... 2
     Management of the Adviser................................................ 2
     Principal Shareholders................................................... 2
Service Providers............................................................. 3
Investment Practices and Policies............................................. 3
     Investment Practices..................................................... 3
     Investment Policies...................................................... 3
Investment Restrictions....................................................... 4
Risk Factors.................................................................. 5
     Economic and Political Factors Affecting Foreign Countries............... 5
     Foreign Currency Considerations.......................................... 5
     Trading Markets in Foreign Countries..................................... 6
     Repatriation; Investment Controls........................................ 6
     Foreign Taxation......................................................... 7
     Portfolio Turnover Risk.................................................. 7
Portfolio Transactions and Brokerage.......................................... 7
Allocation of Investments..................................................... 7
Computation of Net Asset Value................................................ 8
Purchasing Assets............................................................. 8
Redeeming Shares.............................................................. 9
Shares of Beneficial Interest in the Fund..................................... 9
Additional Purchase and Redemption Information................................ 9
Tax Matters................................................................... 9
     Qualification as a Regulated Investment Company.......................... 9
     Excise Tax on Regulated Investment Companies.............................12
     Fund Distributions.......................................................12
     Sale or Redemption of Shares.............................................14
     Foreign Shareholders.....................................................15
     Effect of Future Legislation; Local Tax Considerations...................15
Performance Information.......................................................15

Adviser
Dessauer & McIntyre Asset Management, Inc.

Administrator
Investment Company Administration, L.L.C.

Distributor
First Fund Distributors, Inc.

Custodian
Investors Bank and Trust Company

Transfer Agent and Dividend Paying Agent
National Financial Data Services

Counsel
Kramer Levin Naftalis & Frankel LLP

Independent Accountants
Ernst & Young LLP

                 ORGANIZATION OF THE DESSAUER GLOBAL EQUITY FUND

         The Dessauer Global Equity Fund (the "Fund") is a non-diversified open-end management investment company commonly known as a mutual fund. The Fund was organized in Delaware on June 28, 1996 as a closed-end fund with an Automatic Conversion Provision and commenced offering its shares as an open-end fund on April 29, 1999.


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's investment advisory agreement with Dessauer & McIntyre Asset Management, Inc. (the "Adviser"), the agreement with Investors Bank and Trust Company ("IB&T") as the custodian, the agreement with National Financial Data Services as transfer agent, the agreement with Investment Company Administration L.L.C. ("ICA") as the administrator. The day-to-day operations of the Fund are delegated to the officers, subject to the investment objective and policies of the Fund and to the general supervision of the Board of Trustees.

         The Trustees and principal executive officers of the Fund and their principal occupations are noted below. The address of each individual is c/o Dessauer & McIntyre Asset Management, Inc., 4 Main Street, Orleans, Massachusetts 02653.

                                   POSITIONS HELD                   PRINCIPAL OCCUPATIONS
NAME AND AGE                       WITH REGISTRANT                  DURING PAST 5 YEARS
------------                       ---------------                  -------------------

Thomas P. McIntyre, 42            Chairman and Trustee             President, Dessauer & McIntyre
                                                                   Asset Management, Inc.

Ingrid R. Hendershot, 40          Trustee                          President, Hendershot Investments;
                                                                   Vice President, Financial Analyst,
                                                                   Growth Stock Outlook, Inc.

J. Brooks Reece, 51               Trustee                          Vice President, Sales & Marketing,
                                                                   Adcole Corporation; Trustee,
                                                                   Guinness Flight Investment Funds

         The annual compensation of the Trustees is noted below.


      NAME OF PERSON              AGGREGATE                PENSION OR                ESTIMATED            TOTAL COMPENSATION
                                 COMPENSATION              RETIREMENT                  ANNUAL                    FROM
                                  FROM FUND            BENEFITS ACCRUED AS            BENEFITS              FUND AND FUND
                                                        PART OF THE FUND                UPON                   COMPLEX
                                                            EXPENSES                 RETIREMENT            PAID TO TRUSTEES

Thomas P. McIntyre                    --                       --                        --                       --
Ingrid R. Hendershot                $3,750                     --                        --                     $3,750
J. Brooks Reece                     $3,750                     --                        --                     $3,750


              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT

         ADVISORY AGREEMENT. Under the terms of its investment advisory agreement (the "Advisory Agreement"), the Fund pays all of its expenses (other than those expenses specifically assumed by the Adviser) including the costs incurred in connection with its registration under the Securities Act and the 1940 Act; printing of the prospectus distributed to shareholders; taxes or governmental fees; brokerage commissions; custodial, transfer and shareholder servicing agents; expenses of outside counsel and independent accountants;
preparation of shareholder reports; and expenses of Trustee meetings and (shareholder meetings). The Adviser may from time to time, subject to the Board of Trustees approval, contract with other service providers to perform support services that aid in managing the assets of the Fund.

         The Fund's Advisory Agreement was approved initially by the Board of Trustees (including the affirmative vote of all the Trustees who were not parties to the Agreement or interested persons of any such party) on May 23, 1997. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Fund's Board of Trustees or by the investment adviser or by holders of a majority of the Fund's outstanding shares. The Advisory Agreement continues from year to year, provided it is approved, at least annually, in the manner stipulated in the 1940 Act. The 1940 Act requires that the Advisory Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. On May 20, 1999, the Board of Trustees approved a new Investment Advisory Agreement. On June 28, 1999, shareholders approved the new Investment Advisory Agreement. The new Investment Advisory Agreement is identical to the prior agreement except for the date of execution and provides that the Investment Adviser supervises and assists in the overall management of the Fund's affairs subject to the authority of Board of Trustees.

         Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of .75% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily agree to defer or waive fees or absorb some or all of the expenses of the Fund. To the extent it should do so, it may seek reimbursement of such deferred fees and absorbed expenses after they discontinue this practice. For the periods indicated below, the Fund paid the following advisory fees to its Adviser(s):

----------------------------------------------------------------------------
                                                              May 30, 1997
                                     Year ended                 through
Fees Paid To:                      March 31, 1999            March 31, 1998
                                   --------------            --------------
----------------------------------------------------------------------------
Dessauer & McIntyre                    574,596                  353,669
----------------------------------------------------------------------------
Guinness Flight Investment
Management, Inc./1/                     0.00                    178,760
----------------------------------------------------------------------------

         MANAGEMENT OF THE ADVISER. Thomas P. McIntyre owns 100% of the common stock of the Adviser and is therefore a "Control Person" as defined in the 1940 Act. Mr. Dessauer, the Investment Adviser and Mr. McIntyre are currently litigating various issues relating to the Investment Adviser including its use of the name "Dessauer." The Fund currently uses the name "Dessauer" pursuant to a provision in the Investment Advisory Agreement.

         Mr. McIntyre is the only trustee and senior officer of the Fund that is affiliated with the Investment Adviser.

         PRINCIPAL SHAREHOLDERS. As of March 23, 1999, the Trustees and Officers of the Fund as a group owned 1.57% of the Fund's outstanding shares. As of May 14, 1999, the following shareholders owned directly or indirectly, 5% or more of the Fund's outstanding shares:

-------------------------------------------------------------------------------
      Name and Address of           Number of Shares
       Beneficial Owner/2/          Beneficially Owned         Percent of Fund
-------------------------------------------------------------------------------
Wheat, First Securities, Inc.         2,084,255.2230               41.81%
77 Water Street
New York, NY 10005-4401
-------------------------------------------------------------------------------
Charles Schwab & Co., Inc.             482,794.5600                 9.69%
101 Montgomery Street
San Francisco, CA 94101-4122
-------------------------------------------------------------------------------
National Financial Services            371,400.5720                 7.45%
Corp.
200 Liberty Street
1 World Financial Center
New York, NY 10281-1003
-------------------------------------------------------------------------------

A copy of the Fund's annual report for the fiscal year ended March 31, 1999 may be received, free of charge, by calling the Fund, toll free, at 800-560-0086.

----------------

/1/ From its inception until January 21, 1998, The Fund was co-managed by Guinness Flight Investment Management, Ltd.

/2/ These shareholders own shares in nominee accounts for many individual shareholders. The Fund is not aware of the size or identity of the underlying individual accounts held by Wheat, First Securities, Inc., Charles Schwab & Co. or National Financial Services Corp.

                                SERVICE PROVIDERS

         ICA acts as the Fund's Administrator pursuant to an administration agreement with the Fund. Under the administration agreement, ICA supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities, and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative, and clerical functions as are needed to operate the Fund effectively. Those persons, as well as certain employees and trustees of the Fund, may be directors, officers, or employees of ICA and its affiliates.

         First Fund Distributors, Inc. ("FFD") serves as the Fund's Distributor. FFD receives orders for the purchase of the shares of the Fund and transmits such orders and funds received by it in payment for such shares to the transfer agent or custodian, as appropriate, as promptly as practicable. FFD also has the right to enter into selected dealer agreements with securities dealers of its choice ("selected dealers") for the sale of shares. For these services and facilities, the Fund has agreed to pay FFD at a rate of 0.25% of the annual net assets in qualified accounts.

         National Financial Data Services, 330 West Ninth Street, Kansas City, MO 64105, serves as the Transfer Agent of the Fund. The Transfer Agent provides recordkeeping services for the Fund and its shareholders. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Custodian of the Fund. The Custodian holds the securities, cash and other assets of the Fund. Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, CA 90071, serves as the Fund's Independent Accountants. The Independent Accountants will audit the financial statements and the financial highlights of the Fund, as well as provide reports to the trustees. Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022, serves as Counsel to the Fund.


                        INVESTMENT PRACTICES AND POLICIES

Investment Practices.

         Although the Fund will not have a general limit as to the types of securities which it can purchase, most of the Fund's investments will be in marketable common stocks or marketable securities convertible into common stocks. Such securities may be traded on an exchange or in the over-the-counter market. Securities other than common stock or securities convertible into common stock may be held from time to time, but the Fund normally will not invest in fixed income securities except for defensive purposes or to temporarily employ uncommitted cash balances.

Investment Policies

         In pursuing its investment objective, the Fund does not intend to lend portfolio securities or invest in illiquid or restricted securities. In addition, the Fund will observe a non-fundamental policy of not investing for the purpose of exercising control over management, even though it may take substantial positions in securities of small companies and in certain circumstances this may result in the acquisition of such control. Such circumstances could arise, for example, when existing controlling persons of an issuer dispose of their holdings to larger groups or to the public or where an issuer defaults to the Fund on its obligations pursuant to the provisions of a purchase agreement or instrument governing the rights of a senior security held by the Fund.

         The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions. The Fund may, at such times as the Adviser deems appropriate and consistent with the Fund's investment objective use options, futures contracts and related options. The purpose of such transactions is to hedge against changes in the market value of the Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions.

                             INVESTMENT RESTRICTIONS

         Investment restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The following are the Fund's investment restrictions set forth in their entirety. The Fund may not:

                  1. (a) With respect to 50% of its assets, invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government) and may not purchase more than 10% of the outstanding voting securities of a single issuer.

                           (b) With respect to the other 50% of its assets, invest more than 25% of the market value of its total assets in a single issuer.

                  These two restrictions, hypothetically, could give rise to a portfolio with as few as 12 issuers. To the extent that the Fund's assets are invested in a small number of issuers, there may be a greater risk in an investment in the Fund than in a diversified investment company.

                  2. The Fund may borrow money to the extent permitted under the Investment Company Act of 1940.

                  3. The Fund may not issue any senior security (as defined in the Investment Company Act of 1940), except that the Fund may (a) engage in transactions that result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the Investment Company Act of
                           1940, an exemptive order or interpretation of the staff of the Securities and Exchange Commission; (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the Investment Company Act of 1940; (c) issue multiple classes of shares in accordance with the regulations of the Securities and Exchange Commission; and (d) to the extent it might be considered the issuance of a senior security, borrow money as authorized by the Investment Company Act of 1940.

          In   addition, the Fund may not:

                  4. Invest 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. Government Securities.

                  5. Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments, and foreign currencies; securities which are secured by real estate or commodities; and securities of companies which invest or deal in real estate or commodities.

                  6. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

                  Changes in the market value of securities in the Fund's portfolio generally will not cause the Fund to violate these investment restrictions unless any failure to satisfy these restrictions exists immediately after the acquisition of any security or other property and is wholly or partly the result of such acquisition.


                                  RISK FACTORS

         The Fund should be considered as an investment for only a portion of an investor's assets and not as a complete investment program. Investors should carefully consider the following risk factors described below before investing in the Fund:

Economic and Political Factors Affecting Foreign Countries

         In the course of investment in foreign countries, the Fund may be exposed to the direct or indirect consequences of political, social and economic changes in one or more countries. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency appreciation or depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. These economies may also be dependent upon international trade and, as a result, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         The possibility exists in some, if not all, foreign countries of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of those countries or the value of the Fund's investments in the countries. It may be difficult for a company operating in a foreign country to obtain and enforce a legal judgment outside of the United States. In emerging countries in particular, there is increased risk of hyperinflation, currency devaluation and government intervention in the economy in general.

Foreign Currency Considerations

         The Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of the Fund's investments. The Fund will also incur costs in connection with conversions between various currencies.

         Although the Fund is authorized to use various investment strategies to hedge currency exchange rate risk, many of these strategies may not initially be used by the Fund to a significant extent. The Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward, futures or options contracts to purchase or sell foreign currencies. The use of forwards, futures and options contracts entails certain special risks. The variable degree of correlation between exchange rate movements of futures contracts and exchange rate movements of the related portfolio position of the Fund, for example, could create the possibility that losses on the hedging instrument would be greater than gains in the value of the Fund's position. In addition, forwards, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund may not be able to close out a transaction without incurring substantial losses. Although the use of forwards, futures and options transactions for hedging would tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it could limit any potential gains that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium.

         Some of the income received by the Fund may be in foreign currencies. The Fund will, however, compute and distribute its income in U.S. dollars, and the computation of income will be made on the date on which the income is earned by the Fund at the foreign exchange rate in effect on that date. As a result, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the receipt of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, could have an adverse effect on the Fund's performance.

Trading Markets in Foreign Countries

         Trading volume in certain foreign country securities markets is substantially less than that in the securities markets of the United States or other developed countries. In addition, securities of some companies located in foreign countries will be less liquid and more volatile than securities of comparable U.S. companies. Commissions for trading on foreign country stock exchanges are generally higher than commissions for trading on U.S. exchanges, although the Fund will seek the most favorable net results on its portfolio transactions and may, in certain instances, be able to purchase its portfolio investments on stock exchanges on which commissions are negotiable. Further, some foreign markets are subject to less government supervision and regulation of the securities markets and their participants and have significantly smaller capitalization as compared to the U.S. markets. Investments in certain foreign markets are also likely to experience delays in settlement of securities transactions. Clearing and registration of securities transactions in certain countries are subject to significant risks not associated with investments in the U.S. and other more developed markets.

         Companies in certain foreign countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, less information about a foreign company may be available than about a U.S. publicly-traded company. When a foreign issuer's financial statements are not deemed to reflect accurately its financial situation, the Adviser may take additional steps to evaluate the proposed investment. These steps may include an on-site inspection of the company, interviews with its management and consultations with accountants, bankers and other specialists. In certain cases, financial statements must be developed or verified by these specialists. In addition, government supervision and regulation of foreign stock exchanges, brokers and listed companies is generally less than in the United States.

Repatriation; Investment Controls

         Foreign investment in certain countries may be restricted or controlled to varying degrees by local or national governments. These restrictions or controls at times may include the requirement of governmental approval for the repatriation of investment income or the proceeds of sales of securities by foreign investors. Certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain countries may also restrict investment opportunities in issuers in industries deemed important to national interests. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Indirect foreign investment in the securities of companies listed and traded on the stock exchanges in emerging countries may be permitted by certain of these countries in certain instances through investment funds that have been specifically authorized.

Foreign Taxation

         Dividends, interest and capital gains received by the Fund may be subject to withholding and other taxes imposed by foreign countries, whose taxes would reduce the return to the Fund on those securities; this reduction may not be recoverable by the Fund or its shareholders. See "Tax Matters."

Portfolio Turnover Risk

         The Fund may trade actively and frequently to achieve the Fund's goals. This may result in higher income and capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Fund's costs which would affect the Fund's performance over time.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund will be made by the Adviser. Transactions in portfolio securities are effected through various brokers and may include the payment of brokerage commissions. The Adviser is authorized to allocate the orders placed by it on behalf of the Fund to such brokers who also provide research or statistical material, or other services to the Fund or the Adviser for the Fund's use. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Advisers will report on such allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis thereof. In addition, the Adviser may consider sales of shares of the Fund as a factor in the selection of unaffiliated brokers to execute portfolio transactions for the Fund, subject to the requirements of best execution.

         In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity, and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is justified reasonably by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay an unaffiliated broker that provides research services to the Adviser for the Fund's use a commission for effecting a portfolio investment transaction in excess of the commission another broker would have charged for effecting the same transaction. The Adviser must determine in good faith, however, that the commission was reasonable in relation to the value of the research service provided by such broker with respect to the particular transaction or the Adviser's ongoing responsibilities with respect to the Fund.

         For the periods May 30, 1997 to March 31, 1998, and April 1, 1998 to March 31, 1999, the Fund's brokerage fees were 141,190 and 171,851 respectively.

                            ALLOCATION OF INVESTMENTS

         The Adviser has other advisory clients that have investment objectives similar to the Fund's investment objective. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or amount of a security purchased by the Fund.


                         COMPUTATION OF NET ASSET VALUE

         The Fund's NAV will not be determined on days when the NYSE is closed for trading, including New Years Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         The Fund will invest in foreign securities, and as a result, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. Portfolio securities of the Fund that are traded both on an exchange and in the over-the-counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. (For securities traded on the New York Stock Exchange, the valuation will be the last reported sales price as of the close of the Exchange's regular trading session, currently 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over-the-counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board of Trustees. As of the date of this Statement of Additional Information, such securities will be valued by the latter method. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees of the Fund.

         Money market instruments with less than 60 days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board of Trustees determines during such 60-day period that this amortized cost value does not represent fair market value.

         All liabilities incurred or accrued are deducted from the Fund's total assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                                PURCHASING SHARES

         Investors will be permitted to purchase shares from the Fund's transfer agent or from other selected securities brokers or dealers. A buyer whose purchase order is received by the transfer agent before the close of trading on the NYSE, currently 4:00 p.m. Eastern time, will acquire shares at the net asset value determined as of that day. A buyer whose purchase order is received by the transfer agent after the close of trading on the NYSE will acquire shares at the net asset value set as of the next trading day. A broker may charge a transaction fee for the purchase.

         The Fund may further reduce or waive the minimums for certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the Fund.


                                REDEEMING SHARES

         Investors are permitted to redeem shares through the transfer agent of the Fund or from other selected securities brokers or dealers. A shareholder whose redemption order is received by the Transfer Agent before the close of trading on the NYSE, currently 4:00 p.m. Eastern time, will redeem shares at the net asset value set as of that day. A shareholder whose redemption order is received by the Transfer Agent after the close of trading on the NYSE will redeem shares at the net asset value set as of the next trading day on the NYSE. A broker may charge a transaction fee for the redemption.

                    SHARES OF BENEFICIAL INTEREST IN THE FUND

         The Fund is authorized to issue 50 million shares of beneficial interest, par value $.01 per share. Each share has equal voting, dividend, distribution, and liquidation rights. The shares have no preemptive, conversion, or cumulative voting rights.

         Shares entitle the holders to one vote per share. The shareholders have certain rights, as set forth in the Bylaws of the Fund, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Fund reserves the right to close an account that has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 30 days prior to any proposed redemption and are invited to add to their account if they wish to continue as a shareholder of the Fund, however, the Fund does not presently contemplate making such redemptions and the Fund will not redeem any shares held in tax-sheltered retirement plans.


                                   TAX MATTERS

         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

         The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

         Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund's shareholders.

         Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during the year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

         The Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, for tax years beginning after December 31, 1997, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. The Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

         Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (a call or a put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

         The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time a shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (58% for alternative minimum tax purposes) of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

         Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Generally, a dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code section 246(c)(3) and
(4) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code section 246A. The 46-day holding period must be satisfied during the 90-day period beginning 45 days prior to each applicable ex-dividend date; the 91-day holding period must be satisfied during the 180-day period beginning 90 days before each applicable ex-dividend date. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders generally will be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain or unrealized appreciation in the value of assets held by the Fund distributions of such amounts to the shareholder will be taxable in the manner described above, although economically they constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares

         A shareholder will recognize gain or loss on a sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from a Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income and capital gain dividends, and any gains realized upon a sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

         In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate) unless the shareholder furnishes the Fund with proper notification of its foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

         Rules of state and local taxation of ordinary income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

                             PERFORMANCE INFORMATION

         For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated both in terms of total return and in terms of yield. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains. Under the rules of the Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                  P(1 + T)n = ERV

         Where     P   = a hypothetical initial payment of $1,000
                   T   = average annual total return
                   n   = number of years (1, 5 or 10)
                   ERV = ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

         In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

         The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or similar independent services or financial publications, the Fund calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the Commission's rules.

         In addition to the total return quotations discussed above, the Fund may advertise its yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the Fund's Post-Effective Amendment to its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b +1)6-1]

                                       cd

     Where:    a =      dividends and interest earned during the period.
               b =      expenses accrued for the period (net of reimbursements).
               c =      the average daily number of shares outstanding during
                        the period
                        that were entitled to receive dividends.
               d =      the maximum offering price per share on the last day of
                        the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              FINANCIAL STATEMENTS

         The Financial Statements for the Fund for the fiscal year ended March 31, 1999 are incorporated by reference from the Annual Report to shareholders dated March 31, 1999.

PART C. OTHER INFORMATION
-------------------------

ITEM 23.         Exhibits
                 --------
                  (a)(1)         Certificate of Trust.  (1)

                  (a)(2)         Trust Instrument.  (2)

                  (b)            By-laws. (2)

                  (c)            None.

                  (d)            Investment     Advisory    Agreement    between
                                 Registrant   and  Dessauer  &  McIntyre   Asset
                                 Management, Inc. is filed herewith.

                  (e) Underwriting Agreement between Registrant and Wheat First Securities, Inc. (2)

                  (f)            None.

                  (g) Form of Custodian Agreement between Registrant and Investors Bank & Trust Company. (2)

                  (h)(1)         Form   of   Distribution    Agreement   between
                                 Registrant  and First Fund  Distributors,  Inc.
                                 (3)

                  (h)(2)         Form of Administration Agreement by and between
                                 Registrant     and      Investment      Company
                                 Administration Corporation. (3)

                  (h)(3) Form of Amendment to Administration Agreement by and between Registrant and Investment Company Administration Corporation, L.L.C. (4)

                  (h)(4) Form of Registrar, Transfer Agency and Service Agreement by and between the Registrant and National Financial Data Services, Inc. (4)

                  (i)(1) Opinion of Kramer Levin Naftalis & Frankel LLP as to legality of securities being registered.
                                 (3)

                  (i)(2)         Opinion  of Morris,  Nichols,  Arsht & Tunnell.
                                 (3)

                  (j)(1) Consent of Kramer Levin Naftalis & Frankel LLP, Counsel for the Registrant, is filed herewith.

                  (j)(2) Consent of Ernst & Young LLP, Independent Auditors for the Registrant, is filed herewith.

                  (k)            Annual  Report for the fiscal  year ended March
                                 31, 1999. (5)

                  (l) Agreement between the Registrant and Dessauer & McIntyre Asset Management, Inc. dated May 23, 1997, in consideration for providing the initial capital. (2)

                  (m)            None


                  (n)            Financial Data Schedule is filed herewith

                  (o)            None

                                 Powers of Attorney of Ingrid R.  Hendershot and
                                 J. Brooks Reece, Jr. are filed herewith

--------------------------------

         (1) Filed as an Exhibit to Registrant's Registration Statement on Form N-2 filed electronically on July 3, 1996, accession number 0000922423-96-000153 and incorporated herein by reference.

         (2) Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 filed electronically on May 29, 1997, accession number 0000950148-97-000153 and incorporated herein by reference.

         (3) Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on December 2, 1998, accession number 0000922423-98-001344 and incorporated herein by reference.

         (4) Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed electronically on April 28, 1999, accession number 0000922423-99-000567 and incorporated herein by reference.

         (5) Filed pursuant to the Rule 30D filing made by the Registrant on June 9, 1999, accession number 0000927356-99-001014 and incorporated herein by reference.

--------------------------------

ITEM 24.                 Persons Controlled By or Under Common Control with
                         Registrant

                         None.

ITEM 25.                 Indemnification

                         (a)   "Subject  to  the  exceptions   and   limitations
                               contained in Subsection 10.02(b):

                               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                         (b) No indemnification shall be provided hereunder to a Covered Person:

                               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

                         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or
                         Registrant  pursuant to the  foregoing  provisions,  or
                         otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.                 Business and Other Connections of Investment Adviser

                         Dessauer & McIntyre Asset Management, Inc. provides advisory services to the Registrant. To the best of the Registrant's knowledge, during the past two fiscal years, the directors and officers have not been engaged in any other business, profession, vocation or employment of a substantial nature, whether for their own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 27.                 Principal Underwriters

                         (a) First Fund Distributors, Inc., the Registrant's principal underwriter, also acts as the principal
                               underwriter   for   the   following    investment
                               companies:
                                 (1)   Jurika & Voyles Fund Group;
                                 (2)   RNC Mutual Fund Group, Inc.;
                                 (3)   PIC Investment Trust;
                                 (4)   Hotchkis & Wiley Funds;
                                 (5)   Masters' Select Equity Fund;
                                 (6)   O'Shaughnessy Funds Inc.;
                                 (7)   Professionally Managed Portfolios;
                           -  Avondale Total Return Fund
                           -  Osterweis Fund
                           -  Perkins Opportunity Fund
                           -  Pro Conscience Women's Equity Mutual Fund
                           -  Academy Value Fund
                           -  Trent Equity Fund
                           -  Leonetti Balanced Fund
                           -  Lighthouse Growth Fund
                           -  U.S. Global Leaders Growth Fund
                           -  Boston Managed Growth Fund
                           -  Harris Bretall & Sullivan & Smith Growth Fund
                           -  Pzena Growth Fund
                           -  Titan Investment Trust
                                 (8)   Rainier Investment Management Mutual
                                       Funds;
                                 (9)   Kayne Anderson Mutual Funds;
                                 (10)  The Purisima Total Return Fund;
                                 (11)  Advisor's Series Trust;
                           -  American Trust Allegiance Fund
                           -  Information Tech 100 Mutual Fund
                           -  Kaminski Poland Fund
                           -  Ridgeway Helms Millennium Fund

                         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc., Registrant's principal underwriter:

================================================================================
Name and Principal            Position and Offices with     Position and Offices
Business Address              Principal Underwriter         with Registrant
--------------------------------------------------------------------------------
Robert H. Wadsworth              President/Treasurer         Assistant Treasurer
4455 East Camelback Road
Suite 261E
Phoenix, AZ 85014
-------------------------------------------------------------------------------
Steven J. Paggioli               Vice President/Secretary    Secretary
479 West 22nd Street
New York, NY 10011
-------------------------------------------------------------------------------
Eric M. Banhazl                  Vice President              Treasurer
202 East Financial Way
Suite 100
Glendora, CA 91741
================================================================================

                         (c)   Not applicable.

ITEM 28.                 Location of Accounts and Records

                         The accounts,  books or other documents  required to be
maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Investment Company Administration Limited Liability Corporation, 2020 East Financial Way, Suite 100, Glendora, CA 91741, except for those maintained by the Fund's Custodian.

ITEM 29.                 Management Services

                         Not applicable.

ITEM 30.                 Undertakings

NOTICE
A copy of Registrant's Certificate of Trust is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

(1) Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of the Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

(2) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of Massachusetts on this 27th day of July, 1999.

                         THE DESSAUER GLOBAL EQUITY FUND
                                  (Registrant)


                           By: /s/ Thomas P. McIntyre
                              --------------------------
                              Thomas P. McIntyre
                              President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

================================================================================
Signature                      Title                            Date
--------------------------------------------------------------------------------

/s/ Thomas P. McIntyre         Chairman of the Board,          7/27/99
-------------------------
Thomas P. McIntyre             Treasurer and Trustee
--------------------------------------------------------------------------------

* Ingrid R. Hendershot         Trustee                         7/27/99
-------------------------
Ingrid R. Hendershot
--------------------------------------------------------------------------------

* s J. Brooks Reece            Trustee                         7/27/99
-------------------------
J. Brooks Reece
================================================================================

*  /s/ By: Susan J. Penry-Williams
          ------------------------
           Susan J. Penry-Williams
           Attorney-in-Fact

                                  Exhibit Index
                                  -------------

EX-99.B5 Investment Advisory Agreement between Registrant and Dessauer & McIntyre Asset Management, Inc., effective as of June 28, 1999.

EX-99.B11(a)              Consent of Kramer Levin Naftalis & Frankel LLP

EX-99.B11(b)              Consent of Ernst & Young LLP

EX-99.B24(a)              Power of Attorney of Ingrid R. Hendershot

EX-99.B24(b)              Power of Attorney of J. Brooks Reece, Jr.

EX-99.B27                 Financial Data Schedule